Taxation - Components of tax assets and tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 15,924	$ 27,103
Foreign tax credit carryforwards	173,936	161,177
Tax loss carryforwards	80,523	49,721
Unearned premiums	37,226	26,071
Other deferred tax assets	50,738	47,877
Deferred tax assets before valuation allowance	358,347	311,949
Valuation allowance	(186,907)	(189,090)
Deferred tax assets	171,440	122,859
Deferred tax liabilities
Deferred acquisition costs	64,140	45,558
Goodwill and other intangibles	61,773	65,114
Equalization reserves	6,416	16,606
Unrealized appreciation and timing differences on investments	26,752	5,012
Unrealized appreciation and timing differences on foreign exchange revaluations	18,830	21,117
Other deferred tax liabilities	8,993	6,635
Deferred tax liabilities	186,904	160,042
Net deferred tax liabilities	$ (15,464)	$ (37,183)